Labor obligations - Actuarial assumptions (Details) - Defined benefit plan	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Labor obligations
Discount rate	10.15%	9.85%	9.60%
Expected rate of salary increase	5.80%	5.80%	5.80%
Average longevity at retirement age for current pensioners (in years)	14	14	14
Inflation	4.00%	4.00%	4.00%